Right-of-use assets and lease liabilities	12 Months Ended
Dec. 31, 2020
Lease liabilities and Right of use assets Disclosure Abstract
Disclosure of leases [text block]
10. Right-of-use assets and lease liabilities
The following table summarizes the movements of the right-of-use assets of continuing operations:
(USD millions)	2020	2019

Right-of-use assets at January 1	1 677	1 554

Impact of acquisitions of businesses	32

Additions	346	537

Depreciation charge	– 330	– 305

Lease contract terminations [1]	– 63	– 98

Impact of divestments	– 32	– 17

Currency translation effects	46	6

Total right-of-use assets at December 31 [2]	1 676	1 677

[1] Lease contract terminations also includes modifications to existing leases that result in reductions to the right-of-use assets, and reductions due to sub-leasing.
[2] No impairment charge was recorded in 2020 (2019: nil).
The following table shows the right-of-use assets carrying value and depreciation charge of continuing operations at December 31, 2020 and 2019, by underlying class of asset:
(USD millions)	December 31, 2020 carrying value	Depreciation charge 2020	December 31, 2019 carrying value	Depreciation charge 2019

Land	528	11	537	14

Buildings	963	207	990	194

Vehicles	155	100	129	87

Machinery and equipment, and other assets	30	12	21	10

Total right-of-use assets	1 676	330	1 677	305

The following table shows the lease liabilities of continuing operations by maturity at December 31, 2020 and 2019:
(USD millions)	Lease liabilities 2020	Lease liabilities undiscounted 2020	Lease liabilities 2019	Lease liabilities undiscounted 2019

Less than one year	286	338	246	295

Between one and two years	229	274	202	246

Between two and three years	186	226	163	202

Between three and four years	148	183	138	173

Between four and five years	129	160	119	150

After five years	1 027	2 326	1 081	2 419

Total lease liabilities	2 005	3 507	1 949	3 485

Less current portion of lease liabilities	– 286	– 338	– 246	– 295

Non-current portion of lease liabilities	1 719	3 169	1 703	3 190

At December 31, 2020 and December 31, 2019, there were no material future cash outflows, including extension options, excluded from the measurement of lease liabilities. The Group’s most material lease with a lease term extension, representing a lease liability value of USD 0.6 billion (2019: USD 0.6 billion), has a determined lease term end date of 2071 (2019: 2071).
In 2019, the Group completed sale and leaseback transactions for certain property, plant and equipment as part of its plans to consolidate sites. Transactions resulted in net cash inflows of USD 0.7 billion and the recognition of USD 96 million of lease liabilities, and USD 37 million of right-of-use assets. The right-of-use assets value reflects the proportion of the property, plant and equipment retained for a period of one to five years, with two five-year extension periods for certain right-of-use assets. The liabilities reflect the net present value of future lease payments. The net gain on the sale and leaseback transactions amounted to USD 478 million. There were no significant sale and leaseback transactions completed in 2020.
The following table provides additional disclosures related to right-of-use assets and lease liabilities of continuing operations for 2020 and 2019:
(USD millions)	2020	2019

Interest expense on lease liabilities [1]	67	66

Expense on short-term leases	4	7

Expense on low-value leases	7	8

Total cash outflows for leases	379	339

Thereof:

Cash outflows for short-term leases and low-value leases [2]	11	15

Payments of interest [3]	56	51

Payments of lease liabilities [4]	312	273

[1] The weighted average interest rate is 3.4% (2019: 3.9%).
[2] Cash flows from short-term and low-value leases are included within total net cash flows from operating activities. The portfolio of short-term leases to which the Group is committed to at December 31, 2020 and 2019, is similar to the portfolio of short-term leases the Group entered into during 2020 and 2019.

[3] Included within total net cash flows from operating activities.
[4] Reported as cash outflows used in financing activities net of lease incentives received of USD nil (2019: USD 33 million).
The net investment held and income from subleasing right-of-use assets were not significant for 2020 and 2019. Income from leasing Novartis property, plant and equipment to third parties for both 2020 and 2019 was not significant.
Note 30 provides additional disclosures on discontinued operations.